Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 28, 2014	Jun. 28, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	China Commercial Credit Inc
Entity Central Index Key	0001556266
Document Type	S-1/A
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		10,430,657
Entity Public Float			$ 0